Segment Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Segment Reporting Information [Line Items]
Number of Reportable Segments	2
Net book value of long-lived assets	$ 1,809,225	$ 1,821,101
Dry bulk vessels
Segment Reporting Information [Line Items]
Net book value of long-lived assets	1,278,447	1,409,415
Logistics Business
Segment Reporting Information [Line Items]
Net book value of long-lived assets	$ 563,887	$ 544,065